CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable to related parties (in dollars)	$ 26,757	$ 6,809	$ 27,483
Accrued interest to related parties (in dollars)		3,155	5,006
Convertible debentures to related parties (in dollars)			$ 265,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	75,000,000
Common stock, shares issued	2,159,156	2,159,156	1,353,350
Common stock, shares outstanding	2,159,156	2,159,156	1,353,350